Significant Accounting Policies - Reclassifications and Convenience Translation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies
Balance of deferred revenue and deposits from students	$ 313,397	¥ 2,181,808	¥ 1,667,470
Foreign currency translation rate	6.9618	6.9618